Ikanos and Summary of Significant Accounting Policies - Potential Common Shares have been Excluded from Calculation of Diluted Net Loss Per Share (Detail) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Anti-dilutive securities:
Total	26,241	22,682	25,395	20,829	21,782	16,166	9,995
Warrants to purchase common stock [Member]
Anti-dilutive securities:
Total	7,800	7,800	7,800	7,800	7,800	4,280	341
Restricted Stock [Member]
Anti-dilutive securities:
Total	34	228	42	236
Weighted-average options to purchase common stock [Member]
Anti-dilutive securities:
Total	18,407	14,654	17,553	12,793	13,777	11,333	8,590
Weighted average restricted stock and restricted stock units [Member]
Anti-dilutive securities:
Total					205	553	1,064